PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Cost	$ 2,278	$ 2,589
Accumulated depreciation	2,018	2,212
Depreciated cost	260	377
Depreciation expenses	198	229	207
Reduction of cost and accumulated depreciation of fully depreciated equipment no longer in use	386	578
Computers and Peripheral Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	1,420	1,456
Accumulated depreciation	1,323	1,316
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	789	1,041
Accumulated depreciation	631	820
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	69	92
Accumulated depreciation	$ 64	$ 76